NATURE AND DESCRIPTION OF THE PARTNERSHIP - Narrative (Details) - shares	Mar. 16, 2022	Jun. 30, 2023	Dec. 31, 2022	Mar. 15, 2022	Mar. 14, 2022
Disclosure of attribution of expenses by nature to their function [line items]
Exchangeable shares received for every two LP Units held (in shares)				1
Exchange ratio, exchangeable shares				2
BBCU exchangeable shares
Disclosure of attribution of expenses by nature to their function [line items]
Number of shares issued (in shares)		72,954,963	72,955,585		35,000,000
Proportion of ownership interest in subsidiary	35.30%
Proportion of ownership interest in joint venture	64.70%
Proportion of ownership interest in subsidiary	75.00%
BBCU exchangeable shares | Holding LP
Disclosure of attribution of expenses by nature to their function [line items]
Number of shares issued (in shares)					38,000,000